Equity, Angra Put Option Rights - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2011	Mar. 06, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liability at fair value against equity reserve	R$ 1,901,533			R$ 1,708,558
Put option rights [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage of diluted holding to exercise the put options		5.00%
Interest rate per year for exercise of shares		9.50%
Option exercise payment period	6 months
Price for exercisable of shares held by Angra			R$ 37,606
Liability at fair value against equity reserve	R$ 41,662			R$ 37,884